Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 Telephone: (215) 564-8000 Fax: (215) 564-8120

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

February 14, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         OSI ETF Trust (the "Trust")
File Nos. 333-212418 and 811-23167 (the "Registrant")

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing this Amendment for the purpose of registering shares of three new series designated as the O'Shares FTSE U.S. Quality Dividend ETF, O'Shares FTSE Europe Quality Dividend ETF and O'Shares FTSE Asia Pacific Quality Dividend ETF (the "Funds").

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Registrant's other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.